Significant Accounting Policies - Summary of Effect of Adopting IFRS 15 (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of significant accounting policies [line items]
Deferred income tax and social contribution	R$ (170,604)	R$ (71,680)	R$ (152,711)
Net income	420,277	529,039	(126,314)
Air traffic liability	1,672,452	1,287,434
Deferred income taxes	443,894	326,911
Accumulated losses	(836,214)	(1,214,756)
Total revenue	9,153,357	R$ 7,789,497	R$ 6,669,891
Passenger revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	926,101
Impact of adoption of IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Air traffic liability				R$ 62,603
Deferred income taxes				(21,284)
Accumulated losses				R$ (41,319)
IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Deferred income tax and social contribution	(170,604)
Net income	420,277
Air traffic liability	1,672,452
Deferred income taxes	443,894
Accumulated losses	(836,214)
IFRS 15 [member] | Passenger revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	8,670,132
IFRS 15 [member] | Cargo and other revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	483,225
Previous IFRS [member]
Disclosure of significant accounting policies [line items]
Deferred income tax and social contribution	(202,923)
Net income	357,540
Air traffic liability	1,577,397
Deferred income taxes	476,213
Accumulated losses	(773,477)
Previous IFRS [member] | Passenger revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	7,839,086
Previous IFRS [member] | Cargo and other revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	1,409,326
Increase (decrease) due to changes in accounting policy [member]
Disclosure of significant accounting policies [line items]
Deferred income tax and social contribution	32,319
Net income	62,737
Air traffic liability	95,055
Deferred income taxes	(32,319)
Accumulated losses	(62,737)
Increase (decrease) due to changes in accounting policy [member] | Passenger revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	831,046
Increase (decrease) due to changes in accounting policy [member] | Cargo and other revenue [member]
Disclosure of significant accounting policies [line items]
Total revenue	R$ (926,101)